Notes and Other Debts Payable, net (Detaila 1) - Landsea Homes [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
2020	$ 2,085	$ 15,850
2021	19,500	41,696
2022	203,327	136,284
2023	89,635	2,500
2024
Thereafter
Total Notes Payable	$ 314,547	$ 196,330	$ 199,746